Document and Entity Information Document	Sep. 28, 2026
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Sep. 28, 2026
Document Period End Date	Sep. 28, 2026
Amendment Flag	false
Entity Registrant Name	Starfighters Space, Inc.
Entity Address, Address Line One	505 Odyssey Way, Suite 101
Entity Address, City or Town	Kennedy Space Center
Entity Address, State or Province	FL
Entity Address, Country	US
Entity Address, Postal Zip Code	32953
Entity Incorporation, State Country Name	DE
City Area Code	321
Local Phone Number	261-0900
Entity File Number	001-43009
Entity Central Index Key	0001947016
Entity Emerging Growth Company	true
Entity Tax Identification Number	92-1012803
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FJET
Security Exchange Name	NYSEAMER